Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Cash management advance line of credit	$ 40,000,000
Outstanding balance on line of credit	0	0
Repo advance line	80,000,000
Outstanding balances on Repo advance line	0
Outstanding letters of credit with FHLB	23,600,000	23,710,000
FHLB borrowings collateralized by residential mortgage loans	95,792,000	111,007,000
FHLB maximum borrowing capacity	100,501,000
FHLB remaining borrowing capacity	$ 36,640,000